Accounts Receivable, Net (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Navig8 Chemicals Shipping and Trading Co (“Navig8”) [Member]
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	25.50%	34.60%	39.20%
China Zhen Hua Oil Co. Ltd [Member]
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	11.40%
China Shipping Development (Hong Kong) [Member]
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	10.70%
COSCO Dalian [Member]
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage		10.00%
Mansel LTD ("Mansel") [Member]
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage			12.10%